Note 3 - Investment Securities - Amortized Cost and Fair Value of Investment Securities by Contractual Maturity (Details)	Dec. 31, 2017 USD ($)
Due In One Year or Less, amortized cost	$ 301,299
Due In One Year or Less, fair value	301,605
Due After One Year Through Five Years, amortized cost	4,668,954
Due After One Year Through Five Years, fair value	4,658,344
Due After Five Years Through Ten Years, amortized cost	877,788
Due After Five Years Through Ten Years, fair value	894,743
Due After Ten Years, amortized cost	1,685,202
Due After Ten Years, fair value	1,668,793
Amortized cost with single maturity date	7,533,243
Fair value with single maturity date	7,523,485
Mortgage-Backed Securities, amortized cost	354,931,318
Mortgage-Backed Securities, fair value	346,723,419
Amortized cost	362,464,561
Fair value	$ 354,246,904